Leases - Schedule of Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Expenses relating to short-term leases	$ 306	$ 337
Interest expense on lease liabilities	74	69	$ 64
Variable lease payments not included in the measurement of lease liabilities	24	59
Total cash outflows for leases	1,458	1,333
Increase through capitalization of short-term leases, property, plant and equipment	$ 693	$ 543